SUPPLEMENT dated December 17, 1999

                              To the PROSPECTUS of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999
                            Revised: December 7, 1999

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Standish International Fixed Income Fund (Institutional Class Shares):

The following information replaces the first sentance in the Risk/Return Summary next to the heading Credit Quality on page 4 of the attached Prospectus:

      The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds.

Standish International Fixed Income Fund II:

The following information replaces the first sentance in the Risk/Return Summary next to the heading Credit Quality on page 6 of the attached Prospectus:

      The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds.

SUPPLEMENT dated December 17, 1999

                              To the PROSPECTUS of

                        STANDISH FIXED INCOME ASSET FUND
         STANDISH INTERNATIONAL FIXED INCOME FUND (Service Class Shares)
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                              Dated: March 31, 1999
                            Revised: December 7, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Service Class Shares):

The following information replaces the first sentance in the Risk/Return Summary next to the heading Credit Quality on page 6 of the attached Prospectus:

      The fund invests primarily in investment grade securities, but may invest up to 15% of assets in below investment grade securities, sometimes referred to as junk bonds.

SUPPLEMENT dated December 17, 1999

                 To the STATEMENT OF ADDITIONAL INFORMATION of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999
                            Revised: December 7, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Institutional Class Shares):

The following information replaces the second sentance under Credit Quality for the International Fixed Income Fund on page 4 of the attached Statement of Additional Information:

      The fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody's or BB or below by Standard and Poor's, Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality.

Standish International Fixed Income Fund II:

The following information replaces the second sentance under Credit Quality for the International Fixed Income Fund II on page 4 of the attached Statement of Additional Information:

      The fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody's or BB or below by Standard and Poor's, Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality.

SUPPLEMENT dated December 17, 1999

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        STANDISH FIXED INCOME ASSET FUND
         STANDISH INTERNATIONAL FIXED INCOME FUND (Service Class Shares)
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                              Dated: March 31, 1999
                            Revised: December 7, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Service Class Shares):

The following information replaces the second sentance under Credit Quality for the International Fixed Income Fund on page 5 of the attached Statement of Additional Information:

      The fund may, however, invest up to 15% of its total assets in securities rated Ba or below by Moody's or BB or below by Standard and Poor's, Duff or Fitch, or, if not rated, judged by SIMCO to be of equivalent credit quality.